Note 11 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
11.	Commitments and Contingencies

There are no material legal proceedings to which the Company is a party or to which any of its properties are subject, other than routine litigation incidental to the Company’s business. In the opinion of the management, the disposition of these lawsuits should not have a material impact on the consolidated results of operations, financial position and cash flows.

As of December 31, 2022, future gross minimum revenues under non-cancellable time charter agreements total $273.8 million. The amount of $143.7 million is due in the year ending December 31, 2023, $103.0 million due in the year ending December 31, 2024, $22.1 million due in the year ending December 31, 2025 and another $5.0 million due in the year ending December 31, 2026. In arriving at the future gross minimum revenues, the Company has deducted an estimated one off-hire day per quarter plus estimated off-hire time required for normal periodic maintenance of the vessels, if applicable. Such off-hire estimate may not be reflective of the actual off-hire in the future. In addition, the actual revenues could be affected by early delivery of the vessel by the charterers or any exercise of the charterers’ options to extend the terms of the charters, which however cannot be estimated and hence not reflected above.

As of  December 31, 2022, the Company had under construction nine container carriers with a total contracted amount of $360.7 million. Within 2021 and 2022, the Company paid an amount of $7.6 million and $50.6 million as part of instalments of the contract for all vessels under construction, leaving an outstanding amount of $302.5 million as of December 31, 2022, of which an amount of $107.5 million is payable in the year ending  December 31, 2023 and $195.0 million is payable in the year ending  December 31, 2024. The Company intends to finance these commitments with bank financing and own cash.